Organization	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

Chindata Group Holdings Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on December 27, 2018. The Company, its subsidiaries, the variable interest entities, and subsidiaries of the variable interest entities are hereinafter collectively referred to as the “Group”. The Group is principally engaged in the provision of internet data center (“IDC”) colocation and rental services in Asia-Pacific emerging markets. The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, the variable interest entities, and subsidiaries of the variable interest entities, which are primarily located in the People’s Republic of China (the “PRC” or “China”), Malaysia and India. As described below, the Company, through a series of transactions which are accounted for as a reorganization of entities and transfer of businesses under common control (the “Reorganization”), became the parent entity of its subsidiaries, the variable interest entities and the subsidiaries of the variable interest entities. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

Reorganization

In preparation for the Company’s planned IPO in the United States, the following transactions were undertaken to reorganize the legal structure of the Company and to transfer the IDC colocation and rental businesses to the Company.

(i)

Integral Investments South Asia III was incorporated on March 24, 2016 and, on November 1, 2017, acquired Bridge Data Centres Malaysia Sdn Bhd, which is engaged in the IDC rental business (collectively, “Bridge Group”). The ultimate controlling shareholder of Investments South Asia III was the same as the Company.

(ii)

On November 27, 2018, Stack Midco Limited was incorporated as a limited liability company in the Cayman Islands. The ultimate controlling shareholder of Stack Midco Limited is the same as the Company. On April 26, 2019, Stack Midco Limited purchased 100% equity interest of Chindata (Xiamen) Science and Technology Co., Ltd. (“Chindata Xiamen”), which is engaged in the IDC colocation business for a total purchase consideration of approximately RMB2,772,317(Note 17). Stack Midco Limited together with Chindata Xiamen are collectively hereinafter referred to as the Stack Group.

(iii)

On July 15, 2019 (“Reorganization Date”), the Company entered into a series of business and assets transfer agreements with Stack Group and Bridge Group, respectively, pursuant to which Stack Group and Bridge Group transferred all the operating assets and liabilities related to their IDC colocation and rental businesses, respectively, to the Company.

As all the Company, Integral Investments South Asia III and Stack Midco Limited are under common control before and after the Reorganization Date, the Reorganization is accounted for in a manner similar to a pooling-of-interest with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts. All of the revenues and costs of conducting the IDC colocation and rental businesses incurred by Stack Group and Bridge Group, respectively, prior to the Reorganization but after the ultimate controlling shareholder obtained control were reflected in the Company’s consolidated statements of comprehensive (loss) income.

On July 30 and July 31, 2020, several investors acquired an aggregate of 36,860,590 ordinary shares of the Company at US$5.43 per share.

On August 14 and August 18, 2020, several investors acquired an aggregate of 119,796,921 ordinary shares of the Company at US$5.43 per share (“Pre-IPO private placements”). Among which, 9,215,147 shares were newly issued and 110,581,774 shares were sold and transferred from existing shareholders of the Company.

On October 2, 2020, the Company completed its IPO on the NASDAQ Global Select Market. The Company offered 40,000,000 ADSs representing 80,000,000 Class A ordinary shares at US$13.50 per ADS. Concurrently with the IPO, several investors purchased 10,000,000 ADSs at US$13.50 per ADS, representing 20,000,000 Class A ordinary shares (“Concurrent Private Placements”). Additionally, the underwriters exercised their options to purchase an additional 6,000,000 ADSs representing 12,000,000 Class A ordinary shares at US$13.50 per ADS. Net proceeds from the IPO including the over-allotment option and the Concurrent Private Placements after deducting underwriting discount and issuance cost were RMB4,871,804. Upon completion of the IPO, all outstanding ordinary shares were converted on a one-for-one basis into 338,584,043 Class A ordinary shares and 386,208,174 Class B ordinary shares, respectively.

The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights.    Each share of Class A ordinary shares is entitled to one vote and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to 15 votes and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.

1. ORGANIZATION (Continued)

As of December 31, 2021, the Company’s principal subsidiaries, variable interest entities, and subsidiaries of the variable interest entities, are as follows:

Name	Date of establishment/ acquisition	Place of establishment	Percentage of equity interest attributable to the Company	Principal activities
Stack Midco Limited	November 27, 2018	Cayman	100%	Investment holding
Suzhou Stack Data Technology Company Limited (“Suzhou Stack”)*	December 10, 2018	PRC	100%	Provision of technical and consulting services
Hebei Stack Data Technology Company Limited (“Hebei Stack”)*	July 10, 2019	PRC	100%	Provision of technical and consulting services
Chindata (Xiamen) Science and Technology Co., Ltd.	April 26, 2019	PRC	100%	Provision of technical and consulting services
Chindata (Hebei) Co., Ltd.	April 26, 2019	PRC	100%	Provision of technical and consulting services
Datong Qinhuai Data Company Limited	April 26, 2019	PRC	100%	Provision of technical and consulting services
Bridge Data Centres Malaysia Sdn Bhd	November 1, 2017	Malaysia	100%	Provision of IDC colocation rental services
Variable interest entities:
Sitan (Beijing) Data Technology Company Limited (“Beijing Sitan”)	December 19, 2018	PRC	Nil	Provision of IDC colocation services
Hebei Qinshu Information Technology Company Limited (“Hebei Qinshu”)	July 10, 2019	PRC	Nil	Provision of IDC colocation services
Variable interest entities’ subsidiaries:
Chindata (Beijing) Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Sidake Hebei Data Technology Company Limited	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Datong Sitan Data Science and Technology Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Chindata (Shenzhen) Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services

*	each or collectively referred to as the “WFOE”.

To comply with PRC laws and regulations which prohibit foreign control of companies that engage in value-added telecommunication services, the Group primarily conducts its business in the PRC through its variable interest entities, Beijing Sitan and Hebei Qinshu, and subsidiaries of the variable interest entities (collectively, the “VIEs”). The equity interests of the VIEs are legally held by PRC shareholders (the “Nominee Shareholders”). Despite the lack of technical majority ownership, the Company has effective control of the VIEs through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIEs. Through the Contractual Agreements, the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIEs to the WFOE, who immediately assigned the voting rights underlying their equity interests in the VIEs to Stack Midco Limited, which is a wholly-owned subsidiary of the Company. Therefore, the Company has the power to direct the activities of the VIEs that most significantly impact its economic performance. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIEs that potentially could be significant to the VIEs. Based on the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

The following is a summary of the Contractual Agreements:

1. ORGANIZATION (Continued)

Power of Attorneys

Pursuant to the Power of Attorneys among Suzhou Stack, Beijing Sitan and its Nominee Shareholders, the Nominee Shareholders agreed to entrust to the Suzhou Stack an irrevocable proxy to exercise all of their voting rights as shareholders of Beijing Sitan and approve on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of Beijing Sitan. Suzhou Stack is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The Power of Attorneys remains valid for as long as the Nominee Shareholders remains shareholders of Beijing Sitan. Suzhou Stack may terminate the Power of Attorneys at its sole discretion, whereas under no circumstances may Beijing Sitan or its Nominee Shareholders terminate this agreement.

The terms of the Power of Attorneys signed amongst Hebei Stack, Hebei Qinshu and its Nominee Shareholders are the same as the terms described above.

Purchase Option Agreement

Pursuant to the Purchase Option Agreement among Suzhou Stack, Beijing Sitan and its Nominee Shareholders, the Nominee Shareholders irrevocably granted to Suzhou Stack or its designees (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in Beijing Sitan or all or part of the assets held by Beijing Sitan and (ii) an exclusive right to cause the Nominee Shareholders to transfer their equity interest in Beijing Sitan to Suzhou Stack or any designated third party. Suzhou Stack has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the option to purchase all or part of the equity interests in Beijing Sitan or assets held by Beijing Sitan will be the minimum amount of consideration permitted under the then-applicable PRC laws. Without the prior consent of Suzhou Stack, Beijing Sitan and its Nominee Shareholders shall not: (i) amend the articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of their assets or beneficial interest, (iv) create or allow any encumbrance on their assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contracts (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments, or (viii) distribute dividends to their shareholders. The Purchase Option Agreement will remain in effect until all the equity interests held by Nominee Shareholders or the assets held by Beijing Sitan are transferred to Suzhou Stack or its designated party. Suzhou Stack may terminate the Purchase Option Agreement at its sole discretion, whereas under no circumstances may Beijing Sitan or its Nominee Shareholders terminate this agreement. In April 2020, the Purchase Option Agreement was supplemented such that any proceeds received by the Nominee Shareholders from the exercise of the option, distribution of profits or dividends, shall be remitted to Suzhou Stack or its designated person(s), to the extent permitted under PRC laws.

The terms of the Purchase Option Agreement signed amongst Hebei Stack, Hebei Qinshu and its Nominee Shareholders are the same as the terms described above.

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Suzhou Stack and Beijing Sitan, Suzhou Stack has the exclusive right to provide technical and consulting services to Beijing Sitan related to the IDC business, including but not limited to the technology, management, network support, business consulting, intellectual licensing, equipment or office leasing, market consulting, system integration, product development and system maintenance. Without the prior written consent of Suzhou Stack, Beijing Sitan may not accept any services subject to this Exclusive Business Cooperation Agreement from any third party, while Suzhou Stack has the right to designate any party to provide such services. In return, Beijing Sitan agrees to pay a service fee to Suzhou Stack. Suzhou Stack has the right to unilaterally adjust the service fee. The Exclusive Business Cooperation Agreement has an initial term of ten years, which will be automatically extended for a successive ten-year term upon expiration unless terminated by Suzhou Stack at its sole discretion, whereas under no circumstances may Beijing Sitan terminate this agreement.

The terms of the Exclusive Business Cooperation Agreement signed between Hebei Stack and Hebei Qinshu are the same as the terms described above.

1. ORGANIZATION (Continued)

Equity Pledge Agreement

Under the Equity Pledge Agreement among Suzhou Stack, Beijing Sitan and its Nominee Shareholders, the Nominee Shareholders have pledged all of their equity interests in Beijing Sitan to Suzhou Stack to guarantee performance of Beijing Sitan and their obligations under the Contractual Agreements described above. During the term of the Equity Pledge Agreement, Suzhou Stack has the right to receive all of Beijing Sitan’s dividends and profits distributed on the pledged equity. In the event of a breach by Beijing Sitan or any of its Nominee Shareholders of the contractual obligations under the Equity Pledge Agreement, Suzhou Stack, as pledgee, will have the right to dispose of the pledged equity interests in Beijing Sitan and will have priority in receiving the proceeds from such disposal. Beijing Sitan and its Nominee Shareholders, undertake that, without the prior written consent of Suzhou Stack, they will not transfer, or create or allow any encumbrance on the pledged equity interests. The Equity Pledge Agreement will be valid until Beijing Sitan and its Nominee Shareholders fulfill all contractual obligations under the Contractual Agreement.

The terms of the Equity Pledge Agreement signed amongst Hebei Stack, Hebei Qinshu and its Nominee Shareholders are the same as the terms described above.

Financial Support Undertaking Letter

Pursuant to the financial support undertaking letter, Stack Midco Limited is obligated and hereby undertakes to provide unlimited financial support to the VIEs, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. Stack Midco Limited will not request repayment of the loans or borrowings if the VIEs or its Nominee Shareholders do not have sufficient funds or are unable to repay.

Resolution of the Board of Directors of Stack Midco Limited

The Board of Directors of Stack Midco Limited resolved that the rights under the Power of Attorneys and the Purchase Option Agreement were assigned to the Board of Directors of Stack Midco Limited or any officer authorized by the Board of Directors.

In the opinion of the Company’s legal counsel, i) the ownership structure of the Company, including its subsidiaries in the PRC and VIEs are in compliance with all existing PRC laws and regulations; and (ii) each of the Contractual Agreements with Stack Midco Limited, the WFOE, VIEs and the Nominee Shareholders governed by PRC laws, are legal, valid and binding, enforceable against such parties, and will not result in any violation of PRC laws or regulations currently in effect; (iii) the resolutions are valid in accordance with the articles of association of Stack Midco Limited and Cayman Islands Law.

However, uncertainties in the PRC legal system could cause relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual agreements. Furthermore, the Nominee Shareholders of the VIEs may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements with the VIEs. In addition, if the Nominee Shareholders will not remain the shareholders of the VIEs, breach, or cause the VIEs to breach, or refuse to renew, the existing Contractual Agreements the Company has with them and the VIEs, the Company may not be able to effectively control the VIEs and receive economic benefits from them, which may result in deconsolidation of the VIEs.

In addition, if the current structure or any of the Contractual Agreements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

1. ORGANIZATION (Continued)

The carrying amounts of the assets, liabilities and the results of operations of the VIEs are presented in aggregate due to the similarity of the purpose and design of the VIEs, the nature of the assets in these VIEs and the type of the involvement of the Company in these VIEs.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Current assets
Cash and cash equivalents	251,589	577,753	90,662
Short-term investments	—	129,946	20,391
Accounts receivable, net	399,451	588,518	92,351
Amounts due from subsidiaries of the Group	229,845	621,276	97,492
Value added taxes recoverable	3,367	4,273	671
Amounts due from related parties	35	—	—
Prepayments and other current assets	5,715	5,931	931
Total current assets	890,002	1,927,697	302,498
Non-current assets
Property and equipment, net	64,727	57,832	9,075
Operating lease right-of-use assets	239,155	221,708	34,791
Finance lease right-of-use assets	—	866	136
Intangible assets	20,251	17,797	2,793
Amounts due from subsidiaries of the Group	300,000	300,000	47,077
Deferred tax assets	10,598	—	—
Other non-current assets	8,783	10,114	1,587
Total non-current assets	643,514	608,317	95,459
Total assets	1,533,516	2,536,014	397,957
Current liabilities
Accounts payable	31,694	40,260	6,318
Income taxes payable	1,288	4,184	657
Amounts due to subsidiaries of the Group	1,124,418	2,111,460	331,334
Current portion of operating lease liabilities	38,054	35,990	5,648
Accrued expenses and other current liabilities	31,231	34,044	5,342
Total current liabilities	1,226,685	2,225,938	349,299
Non-current liabilities
Operating lease liabilities	204,305	188,104	29,518
Deferred tax liabilities	3,131	499	78
Other non-current liabilities	4,977	8,127	1,275
Total non-current liabilities	212,413	196,730	30,871
Total liabilities	1,439,098	2,422,668	380,170

1. ORGANIZATION (Continued)

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue	712,115	1,706,086	2,656,005	416,785
Net income (loss)	29	(52,771)	2,942	462
Net cash generated from operating activities	93,468	184,998	460,676	72,290
Net cash used in investing activities	(14,762)	(12,115)	(133,441)	(20,940)
Net cash used in financing activities	—	—	(1,071)	(168)

The revenue-producing assets that are held by the VIEs comprise of property and equipment, and operating lease right-of-use assets. The VIEs contributed an aggregate of 83%, 93% and 93% of the Group’s consolidated revenue for the years ended December 31, 2019, 2020 and 2021, after elimination of inter-entity transactions.

As of December 31, 2021, there was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs. Other than the amounts due to subsidiaries of the Group (which are eliminated upon consolidation), all remaining liabilities of the VIEs are without recourse to the Company.